Earning Per Share - Additional Information (Detail) (Fiat Industrial [Member])	0 Months Ended
May 21, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares issued upon conversion	130,241,397
Preference shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares into ordinary shares	103,292,310
Shares conversion ratio	0.700
Savings shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares into ordinary shares	79,912,800
Shares conversion ratio	0.725